Determination Of Fair Value - Summary Of Fair Value Measurement Of Assets And Liabilities (Detail) £ in Thousands, R$ in Thousands	Sep. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 BRL (R$)
Financial assets at fair value through profit or loss [abstract]
Securities	R$ 38,701,519	R$ 22,443,392		R$ 6,290,971
Derivative financial instruments	13,148,767	4,085,004		1,692,031
Fair value through other comprehensive income
Securities	9,588,773	2,616,118		695,778
Evaluated at amortized cost
Securities	1,366,038	2,266,971		155,292
Securities purchased under agreements to resell	18,243,688	9,490,090		6,570,609
Securities trading and intermediation	1,483,507	504,983		898,312
Accounts receivable	251,194	462,029		219,200
Loan operations	1,369,234	386
Other financial assets	280,279	20,191		60,423
Other financial assets	280,279	19,805	£ 19,805
Fair value through profit or loss
Securities loaned	1,111,770	2,021,707		1,259,579
Derivative financial instruments	12,729,596	3,229,236		991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	35,253,928	15,638,407		6,640,694
Securities trading and intermediation	15,159,711	9,114,546		5,306,628
Deposits	1,626,709
Borrowings and lease liabilities	511,981	637,484		469,609
Debentures	338,693	835,230		406,538
Accounts payables	655,117	266,813		134,579
Structured operations certificates	1,142,457	19,474
Other financial liabilities	858,878	98,631		7,011
Other financial liabilities | £			79,157
Total	153,821,839	72,979,125
Fair Value [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	38,701,519	22,443,392		6,290,971
Derivative financial instruments	13,148,767	4,085,004		1,692,031
Fair value through other comprehensive income
Securities	9,588,773	2,616,118		695,778
Evaluated at amortized cost
Securities	1,371,040	3,914,923		153,709
Securities purchased under agreements to resell	18,229,920	9,490,090		6,568,246
Securities trading and intermediation	1,483,507	504,983		898,312
Accounts receivable	251,194	462,029		219,200
Loan operations	1,392,375	386
Other financial assets	280,279	20,191		60,423
Other financial assets | £			19,805
Fair value through profit or loss
Securities loaned	1,111,770	2,021,707		1,259,579
Derivative financial instruments	12,729,596	3,229,236		991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	35,192,715	15,638,407		6,792,316
Securities trading and intermediation	15,159,711	9,114,546		5,306,628
Deposits	1,573,958
Borrowings and lease liabilities	565,723	633,781		459,487
Debentures	331,981	836,001		406,540
Accounts payables	655,117	266,813		134,579
Structured operations certificates	1,142,457	19,474
Other financial liabilities	858,878	98,601		7,011
Other financial liabilities | £			79,127
Total	153,769,280	75,375,822
Level 1 [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	35,825,631	20,277,031		5,259,591
Derivative financial instruments	7,451	21,809		6,599
Fair value through other comprehensive income
Securities	9,588,773	2,616,118		695,778
Fair value through profit or loss
Securities loaned	1,111,770	2,021,707		1,259,579
Derivative financial instruments	19,745
Evaluated at amortized cost
Total	46,553,370	24,936,665
Level 2 [Member]
Financial assets at fair value through profit or loss [abstract]
Securities	2,875,888	2,166,361		1,031,380
Derivative financial instruments	13,141,316	4,063,195		1,685,432
Evaluated at amortized cost
Securities	1,371,040	3,914,923		153,709
Securities purchased under agreements to resell	18,229,920	9,490,090		6,568,246
Securities trading and intermediation	1,483,507	504,983		898,312
Accounts receivable	251,194	462,029		219,200
Loan operations	1,392,375	386
Other financial assets	280,279	20,191		60,423
Other financial assets | £			19,805
Fair value through profit or loss
Derivative financial instruments	12,709,851	3,229,236		991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	35,192,715	15,638,407		6,792,316
Securities trading and intermediation	15,159,711	9,114,546		5,306,628
Deposits	1,573,958
Borrowings and lease liabilities	565,723	633,781		459,487
Debentures	331,981	836,001		406,540
Accounts payables	655,117	266,813		134,579
Structured operations certificates	1,142,457	19,474
Other financial liabilities	396,878	98,601		R$ 7,011
Other financial liabilities | £			£ 79,127
Total	106,753,910	R$ 50,439,157
Level 3 [Member]
Evaluated at amortized cost
Other financial liabilities	462,000
Total	R$ 462,000